Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of current financial assets [abstract]
Value-added Tax (“VAT”) recoverable	$ 0	$ 4,080
Prepaid expenses	1,092	1,068
Lease receivables	395	0
Total	$ 1,487	$ 5,148